Accounts payable and accrued liabilities	9 Months Ended
Jul. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	Accounts payable and accrued liabilities

	July 31, 2022	October 31, 2021
	$	$
Trade payables	16,872,263	9,447,394
Accrued fixed assets	6,846,088	2,074,681
Accrued expenses	7,661,077	4,378,073
Accrued compensation	7,079,264	2,800,968
	38,458,692	18,701,116